Taxation	12 Months Ended
Dec. 31, 2013
Taxation
Taxation

11.                 Taxation

(a)                   Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, Lede Cayman and Media Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or Lede Cayman or Media Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

NetEase Interactive is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Hong Kong NetEase Interactive, NetEase Hong Kong, Lede Hong Kong, Media Hong Kong and StormNet IT HK are subject to 16.5% income tax for 2012 and 2013 on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

NetEase Beijing, Boguan and NetEase Hangzhou qualified as HNTEs and enjoyed a preferential tax rate of 15% from 2011 to 2013.  In 2013, each of those three entities was approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% from 2011 to 2014 and hence the related tax benefit from 2011to 2013 was recorded in 2013.

Hangzhou Langhe was recognized as a Software Enterprise in 2010. It was exempt from EIT for 2010 and 2011 and subject to a 50% reduction in its EIT rate from 2012 to 2014.

Wangyibao was recognized as a Software Enterprise in 2011. Accordingly it was exempt from EIT for 2011 and 2012 and subject to a 50% reduction in its EIT rate from 2013 to 2015.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China.

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2011, 2012 and 2013 (in thousands except per share data):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	559,032	503,045	818,056
Earnings per share effect, basic	0.17	0.15	0.25
Earnings per share effect, diluted	0.17	0.15	0.25

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current tax expense	435,198	723,210	388,320
Deferred tax expense (benefit)	(42,442)	(31,568)	142,283
Income tax expenses	392,756	691,642	530,603

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2011, 2012 and 2013:

	For the year ended December 31,
	2011	2012	2013
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.1)	(1.0)	0.3
Effect due to overseas tax-exempt entities	1.4	1.2	1.4
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(15.5)	(11.8)	(16.4)
Change in valuation allowance	1.8	1.9	0.8
Income tax refund	(1.0)	—	(7.3)
Effect of withholding income tax	—	0.9	6.9
Effect of changes in the tax status	(0.7)	—	—
Effective income tax rate	10.9	16.2	10.7

As of December 31, 2013, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
Loss expiring in 2018	247,524
782,692

Full valuation allowance was provided on the related deferred tax assets as the Company’s management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)                   Sales tax and cultural development fee

Sales tax includes business tax and value added tax.

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax rate for the Company’s revenues generally ranges from 3% to 5%. The Company is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

Pursuant to the Provision Regulation of the PRC on value added tax and its implementation rules, all entities engaged in the sale of goods in china are generally required to pay value added tax at a rate of 17.0% or other applicable value added tax rate implemented by the Provision Regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer.

Since 2012, a pilot program transitioning specified industries from being subject to Business Tax (“BT”) to Value Added Tax (“VAT”) formally commenced in certain provinces (“Pilot Program”) and subsequently expanded nationwide in 2013.  According to the implementation circulars, most of our subsidiaries and VIEs were in the Pilot Program and subject to VAT with tax rate of 6% from the original BT rate of 5%.

According to the prevailing tax regulation, urban maintenance and construction tax and education surcharges shall be collected based on VAT, consumption tax and BT of foreign-invested enterprises effective from December 1, 2010.The Company’s foreign-invested enterprises are subject to the urban maintenance and construction tax, education surcharge and local education of 12%.

(c)                   Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	90,555	80,115
Accruals	83,864	64,374
	174,419	144,489
Less: valuation allowance	(30,490)	(15,207)
Total	143,929	129,282

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,215	2,234
Impairment of license rights	7,021	1,413
Net operating tax loss carry forward	119,795	173,243
Amortization of Intangible assets	—	20,851
	129,031	197,741
Less: valuation allowance	(126,816)	(174,656)
Total	2,215	23,085

	December 31,	December 31,
	2012	2013
	RMB	RMB
Deferred tax liabilities - Current:	—	148,506

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the group is more likely than not to be realized. Consequently, the Company has provided full valuation allowances for certain entities of the group on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2011	18,625	66,701	85,326
2012	85,326	71,980	157,306
2013	157,306	32,557	189,863

(d)                  Withholding income tax

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

In 2012, the Company accrued RMB40.0 million of withholding tax liabilities related to the cash expected to be distributed from its PRC subsidiaries to overseas associated with a declared special dividend.

In 2013, the Company accrued RMB344.7 million of withholding tax liabilities, of which RMB55.6 million was associated with its 2013 annual dividend and RMB289.1 million was associated with cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes.

Aside from the above distributions, the Company intends to indefinitely reinvest all remaining undistributed earnings as of December 31, 2013 in its PRC subsidiaries. Accordingly, no other withholding tax is expected to be incurred, and the unrecognized deferred tax liabilities as of December 31, 2012 and 2013 were approximately RMB655.9 million and RMB597.3 million, respectively.